Note 22 - Deferred tax assets and liabilities - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year		$ (158,010)		$ 60,199
Translation differences		764		(89)
Changes due to business combinations	[1]	1,761		(22,177)
Charged to other comprehensive income		217		(2,204)
Income statement (credit) / charge		(172,089)		(193,739)
At the end of the year		(327,357)		(158,010)
Deferred tax assets, provisions and allowances [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year		31,511		25,817
Translation differences		(22)		6
Changes due to business combinations			[2]	1,374	[3]
Charged to other comprehensive income
Income statement (credit) / charge		24,436		4,314
At the end of the year		55,925		31,511
Deferred tax assets, inventory [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year		199,019		180,152
Translation differences		(277)		24
Changes due to business combinations		88	[2]	223	[3]
Charged to other comprehensive income
Income statement (credit) / charge		(44,915)		18,620
At the end of the year		153,915		199,019
Deferred tax assets, tax loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year		634,894		310,589
Translation differences		(76)		(1)
Changes due to business combinations		(414)	[2]	1,875	[3]
Charged to other comprehensive income		(2,006)
Income statement (credit) / charge		82,400		322,431
At the end of the year		714,798		634,894
Deferred tax assets, other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year		185,997		156,984
Translation differences		(829)		611
Changes due to business combinations		1,821	[2]	35,941	[3]
Charged to other comprehensive income		885		2,342
Income statement (credit) / charge		(27,070)		(9,881)
At the end of the year		160,804		185,997
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year		1,051,421		673,542
Translation differences		(1,204)		640
Changes due to business combinations		1,495	[2]	39,413	[3]
Charged to other comprehensive income		(1,121)		2,342
Income statement (credit) / charge		34,851		335,484
At the end of the year		1,085,442		1,051,421
Deferred tax liabilities, fixed assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year		618,874		575,667
Translation differences		(194)		41
Changes due to business combinations		1,223	[4]	4,175	[5]
Charged to other comprehensive income
Income statement (credit) / charge		(51,265)		38,991
At the end of the year		568,638		618,874
Deferred tax liabilities, inventory [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year		114,335		43,532
Translation differences		(72)		113
Changes due to business combinations			[4]	7,563	[5]
Charged to other comprehensive income
Income statement (credit) / charge		(39,033)		63,127
At the end of the year		75,230		114,335
Deferred tax liabilities, intangible assets and other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year		160,202		114,542
Translation differences		(174)		397
Changes due to business combinations		2,033	[4]	5,498	[5]
Charged to other comprehensive income		(904)		138
Income statement (credit) / charge		(46,940)		39,627
At the end of the year		114,217		160,202
Deferred Tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year		893,411		733,741
Translation differences		(440)		551
Changes due to business combinations		3,256	[4]	17,236	[5]
Charged to other comprehensive income		(904)		138
Income statement (credit) / charge		(137,238)		141,745
At the end of the year		$ 758,085		$ 893,411

[1]	For the year 2024, related to Mattr’s pipe coating business unit acquisitions. For more information see note 34.
[2]	For the year 2024, related to Mattr’s pipe coating business unit acquisition. For more information see note 34.
[3]	For the year 2023, related to the GPC, Isoplus anticorrosion coating division and Mattr’s pipe coating business unit acquisitions.
[4]	For the year 2024, related to Mattr’s pipe coating business unit acquisition. For more information see note 34.
[5]	For the year 2023, related to the GPC, Isoplus anticorrosion coating division and Mattr’s pipe coating business unit acquisitions.